[LOGO]USAA(R)

                   USAA GROWTH and
                          TAX STRATEGY Fund

                                                                       [GRAPHIC]

  A n n u a l    R e p o r t

--------------------------------------------------------------------------------
  May 31, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                          [GRAPHIC]
                 WITH THIS CHANGE IN EQUITY FUND
                 MANAGEMENT, COUPLED WITH USAA'S
[PHOTO]        OUTSTANDING SERVICE FROM A TRUSTED
                 ADVISER, WE THINK YOU WILL BE
                WELL SERVED FOR YOUR STRONG AND
                LONG-LASTING RELATIONSHIP WITH US.
                          [GRAPHIC]

--------------------------------------------------------------------------------

                 USAA Investment Management Company (USAA) is committed to delivering world-class investment performance to you, our members and shareholders. After a thorough review of how we can deliver better investment products to you, the management team made a proposal to your USAA Mutual Fund Board of Directors. We recommended that a team of today's most talented asset management firms manage USAA's equity mutual funds. The board approved our recommendation, agreeing that using best-in-class asset managers would best serve the needs of our shareholders. This new team will join our skilled team of fixed-income managers in managing your funds.

                 The potential benefits to you as a shareholder are significant. Your equity assets will now be managed by a team of asset managers who have long-term proven track records. Their performance records show that they have consistently beaten their benchmark targets, as well as the vast majority of other investment managers. This change in equity asset managers has also increased the breadth and depth of the investment professionals who are working on your behalf. The overall number of traders has risen thirteenfold, analysts worldwide have increased tenfold, and you now have 3 1/2 times as many portfolio managers overseeing your funds.

                 The new equity managers were selected only after an extensive search of the most successful asset management firms in the country. Our stringent evaluations included quantitative criteria such as the stability of the organization, a clearly defined investment decision-making process that was repeatable in all market conditions, and

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                 defined risk controls. We also applied qualitative criteria such as the managers' performance over the long term in relation to appropriate market indices and to other managers in their peer groups. Furthermore, we ensured that each manager shared USAA's vision of delivering above-average, consistent performance. We selected management teams who were able to beat their benchmarks in up and down markets. For us, that ability defines world class.

                 We believe that you'll be pleased with the quality of the investment team that we've assembled. In fact, we think we have one of the strongest teams in the country for all of our mutual funds, including fixed income and money markets. Of course, as always, USAA will continue to set portfolio policy, and we will diligently monitor our management teams to ensure that your best interests are being served. For more information on your mutual funds and their portfolio management teams, please visit USAA.COM.

                 Today's markets are uncertain. Rest assured that we will continue to bring you managers with a track record of consistent, above-average performance and low overall fund expenses. And, if you are apprehensive about the market environment, please give us a call to discuss your investment plan and re-examine your portfolio.

                 With this change in equity fund management, coupled with USAA's outstanding service from a trusted adviser, we think you will be well served for your strong and long-lasting relationship with us. I'd like to take this opportunity to thank you once again for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. REFERENCES TO PERFORMANCE MAY REPRESENT A FIRM'S COMPOSITE PORTFOLIO PERFORMANCE, WHICH IS NOT NECESSARILY REPRESENTATIVE OF MUTUAL FUND PERFORMANCE.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                           1

FINANCIAL INFORMATION

   Distributions to Shareholders                                     9

   Independent Auditors' Report                                     10

   Portfolio of Investments                                         11

   Notes to Portfolio of Investments                                18

   Financial Statements                                             20

   Notes to Financial Statements                                    23

DIRECTORS' INFORMATION                                              32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE
ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in tax-exempt bonds and money market instruments and the remainder in blue chip stocks.

----------------------------------------------------------------------------------------------
                                                              5/31/02             5/31/01
----------------------------------------------------------------------------------------------
 Net Assets                                               $205.1 Million      $238.8 Million
 Net Asset Value Per Share                                   $14.23              $15.87

----------------------------------------------------------------------------------------------
              Average Annual Total Returns and 30-Day SEC Yield* as of 5/31/02
----------------------------------------------------------------------------------------------
 1 YEAR       5 YEARS      10 YEARS           30-DAY SEC YIELD
 -7.59%        3.21%        6.98%                  2.68%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

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                        OVERVIEW

                                [CHART]


                           CUMULATIVE PERFORMANCE COMPARISON
                           ---------------------------------


           USAA GRTH & TAX    LEHMAN BROS    LIPPER BALANCED   LIPPER BALANCED
             STRATEGY FD     MUNI BOND IDX      FUNDS IDX         FUNDS AVG
           ---------------   -------------   ---------------   ---------------

May-92        10,000.00        10,000.00        10,000.00          10,000.00
Jun-92        10,050.80        10,167.61         9,922.71           9,908.31
Jul-92        10,358.12        10,472.56        10,214.00          10,210.49
Aug-92        10,212.72        10,370.47        10,118.80          10,110.79
Sep-92        10,264.04        10,438.31        10,235.40          10,234.05
Oct-92        10,108.61        10,335.55        10,236.37          10,230.06
Nov-92        10,264.19        10,520.79        10,470.00          10,474.39
Dec-92        10,402.54        10,628.20        10,619.97          10,625.95
Jan-93        10,437.45        10,751.91        10,761.99          10,776.95
Feb-93        10,690.53        11,140.67        10,894.90          10,879.04
Mar-93        10,847.62        11,022.95        11,119.79          11,094.09
Apr-93        10,979.69        11,134.02        11,034.78          10,993.64
May-93        11,155.79        11,196.54        11,228.19          11,174.60
Jun-93        11,287.86        11,383.77        11,347.20          11,283.25
Jul-93        11,358.97        11,398.40        11,393.00          11,307.65
Aug-93        11,554.51        11,635.85        11,737.29          11,658.28
Sep-93        11,554.51        11,768.54        11,762.50          11,681.11
Oct-93        11,733.59        11,791.16        11,883.44          11,805.65
Nov-93        11,635.70        11,687.06        11,693.09          11,645.15
Dec-93        11,829.49        11,933.82        11,889.29          11,843.75
Jan-94        12,071.47        12,070.17        12,200.75          12,153.68
Feb-94        11,820.18        11,757.57        11,961.27          11,920.84
Mar-94        11,418.80        11,278.68        11,526.61          11,491.29
Apr-94        11,531.49        11,374.46        11,552.30          11,534.05
May-94        11,569.05        11,472.90        11,641.17          11,599.92
Jun-94        11,531.49        11,402.73        11,439.08          11,407.68
Jul-94        11,730.47        11,611.91        11,697.44          11,662.22
Aug-94        11,967.35        11,652.15        11,990.12          11,966.80
Sep-94        11,796.71        11,481.21        11,773.87          11,740.07
Oct-94        11,720.17        11,277.35        11,810.50          11,798.12
Nov-94        11,431.38        11,073.16        11,535.14          11,506.56
Dec-94        11,519.58        11,316.93        11,646.00          11,616.64
Jan-95        11,776.89        11,640.51        11,790.76          11,774.19
Feb-95        12,103.47        11,979.05        12,134.40          12,135.48
Mar-95        12,331.29        12,116.73        12,348.99          12,362.66
Apr-95        12,511.16        12,131.03        12,580.59          12,604.48
May-95        12,810.95        12,518.12        12,983.23          13,029.76
Jun-95        12,810.54        12,408.71        13,213.32          13,261.59
Jul-95        13,015.59        12,526.11        13,492.65          13,560.12
Aug-95        13,157.29        12,685.07        13,597.94          13,667.64
Sep-95        13,431.39        12,765.21        13,922.69          13,991.69
Oct-95        13,380.32        12,950.78        13,887.40          13,948.98
Nov-95        13,839.95        13,165.95        14,319.00          14,401.06
Dec-95        14,134.83        13,292.32        14,544.38          14,629.49
Jan-96        14,351.50        13,392.75        14,806.92          14,900.06
Feb-96        14,413.40        13,302.30        14,814.05          14,937.72
Mar-96        14,536.95        13,132.36        14,869.93          15,003.32
Apr-96        14,536.95        13,095.11        14,968.36          15,125.99
May-96        14,682.63        13,090.13        15,121.76          15,310.66
Jun-96        14,787.46        13,232.79        15,171.62          15,332.26
Jul-96        14,588.82        13,352.51        14,781.18          14,910.65
Aug-96        14,728.89        13,349.52        15,014.59          15,185.24
Sep-96        15,127.55        13,536.08        15,571.51          15,733.70
Oct-96        15,345.06        13,689.06        15,900.97          16,057.95
Nov-96        15,856.20        13,939.81        16,642.02          16,822.85
Dec-96        15,706.86        13,880.95        16,442.70          16,648.93
Jan-97        16,025.17        13,907.22        16,951.17          17,160.92
Feb-97        16,145.91        14,034.92        17,014.09          17,193.67
Mar-97        15,782.60        13,847.69        16,519.58          16,694.50
Apr-97        16,103.79        13,963.75        17,016.19          17,179.36
May-97        16,768.33        14,173.93        17,713.01          17,940.53
Jun-97        17,111.67        14,324.91        18,300.16          18,508.79
Jul-97        17,764.66        14,721.65        19,342.54          19,571.72
Aug-97        17,363.52        14,583.64        18,729.41          19,032.71
Sep-97        17,868.43        14,756.57        19,475.95          19,812.08
Oct-97        17,810.68        14,851.68        19,121.32          19,455.55
Nov-97        18,041.69        14,939.15        19,472.56          19,790.38
Dec-97        18,245.19        15,156.97        19,780.19          20,099.55
Jan-98        18,374.58        15,313.27        19,920.76          20,212.56
Feb-98        18,939.23        15,317.93        20,711.65          21,074.26
Mar-98        19,456.65        15,331.56        21,344.97          21,708.24
Apr-98        19,421.11        15,262.39        21,494.48          21,856.16
May-98        19,326.31        15,503.83        21,277.16          21,586.59
Jun-98        19,504.23        15,565.02        21,669.52          21,853.33
Jul-98        19,233.41        15,603.93        21,415.67          21,524.82
Aug-98        18,039.61        15,845.03        19,570.69          19,564.08
Sep-98        18,749.26        16,042.57        20,415.38          20,432.04
Oct-98        19,138.35        16,042.24        21,179.16          21,306.18
Nov-98        19,831.41        16,098.44        21,954.38          22,109.69
Dec-98        20,356.70        16,139.01        22,764.33          22,797.93
Jan-99        20,998.35        16,330.90        23,128.35          23,146.96
Feb-99        20,558.01        16,259.73        22,572.42          22,537.50
Mar-99        21,160.87        16,282.01        23,129.59          23,044.84
Apr-99        21,477.27        16,322.58        23,887.20          23,836.68
May-99        21,084.93        16,228.14        23,518.87          23,521.94
Jun-99        21,682.69        15,994.68        24,169.12          24,199.33
Jul-99        21,406.88        16,052.88        23,717.09          23,692.42
Aug-99        21,241.23        15,924.18        23,468.25          23,413.49
Sep-99        20,935.05        15,930.83        23,167.56          23,052.88
Oct-99        21,679.52        15,758.23        23,838.37          23,691.44
Nov-99        21,859.22        15,925.84        24,094.86          23,981.60
Dec-99        22,243.93        15,807.12        24,807.81          24,735.78
Jan-00        21,804.48        15,738.28        24,184.59          24,087.42
Feb-00        22,114.68        15,921.19        24,126.33          24,121.17
Mar-00        23,587.71        16,269.04        25,546.86          25,483.30
Apr-00        23,028.26        16,172.93        25,078.69          25,023.49
May-00        22,481.83        16,088.80        24,842.72          24,770.99
Jun-00        22,989.50        16,515.13        25,239.24          25,191.69
Jul-00        22,819.21        16,744.93        25,170.45          25,130.32
Aug-00        23,605.17        17,003.00        26,293.97          26,355.82
Sep-00        22,413.78        16,914.54        25,740.61          25,785.78
Oct-00        22,638.04        17,099.11        25,717.84          25,726.70
Nov-00        21,938.85        17,228.47        24,784.30          24,731.39
Dec-00        22,096.50        17,654.14        25,400.30          25,408.27
Jan-01        22,295.80        17,829.07        25,939.38          25,977.29
Feb-01        21,219.54        17,885.61        24,932.49          24,889.42
Mar-01        20,422.42        18,045.90        24,127.33          24,067.10
Apr-01        21,145.58        17,850.36        25,139.89          25,091.85
May-01        21,252.71        18,042.57        25,363.80          25,287.76
Jun-01        20,998.79        18,163.29        24,975.17          24,946.26
Jul-01        21,133.74        18,432.33        24,957.10          24,945.74
Aug-01        20,310.52        18,735.96        24,246.85          24,212.51
Sep-01        19,274.05        18,673.10        23,081.64          22,905.85
Oct-01        19,682.40        18,895.58        23,467.95          23,384.29
Nov-01        20,458.26        18,736.29        24,402.28          24,342.94
Dec-01        20,260.26        18,559.04        24,578.27          24,531.54
Jan-02        20,328.85        18,880.95        24,362.70          24,325.94
Feb-02        20,068.22        19,108.42        24,197.16          24,109.13
Mar-02        20,384.39        18,733.96        24,726.22          24,675.74
Apr-02        19,680.53        19,100.11        24,132.85          24,115.61
May-02        19,639.12        19,216.17        24,121.60          24,034.96


                 DATA FROM 5/31/92 THROUGH 5/31/02.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

                      o The Lehman Brothers Municipal Bond Index, an unmanaged
                        benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

                      o The Lipper Balanced Funds Average, an average
                        performance level of all balanced funds, reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds.

                      o The Lipper Balanced Funds Index, which tracks the total
                        return performance of the 30 largest funds within the Lipper Balanced Funds category.

4

M A N A G E R S '
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO] From left to right: Patrick O'Hare, CFA (Blue Chip Stocks), and

        Clifford A. Gladson, CFA (Allocation Manager, Tax-Exempt Bonds, and Tax-Exempt Money Market Instruments).

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 CLIFF GLADSON: The USAA Growth and Tax Strategy Fund had a total return of -7.59% for the year ended May 31, 2002. Income from your Fund's investments in municipal bonds dampened the volatility of the stock portfolio and provided a high level of tax efficiency. As required by the federal tax code, we ended the period with a majority of assets in tax-exempt securities and were, therefore, able to pass the income from our municipal bond portfolio to shareholders on a tax-free basis.

HOW DID MUNICIPAL BONDS PERFORM DURING THE YEAR?

                 CLIFF GLADSON: Rates on longer-term municipal bonds were quite stable over the year despite the fact that the Federal Reserve Board lowered short-term interest rates from 4% to 1.75%. This stability in rates allowed us to earn coupon income from the tax-free securities in the portfolio, and we kept with our strategy of purchasing bonds with maturities between 15 and 25 years.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 The bond market seems to have looked past the economic downturn. Because longer rates didn't come down as the Fed cut interest rates, there would appear to be less pressure for long-term rates to spike when the economy improves and the Fed begins to raise short-term rates. This assumes a continuation of the current moderate inflation statistics. Consequently, we plan to use any rise in long-term interest rates to purchase securities that could improve the tax-exempt income distribution of the municipal portfolio.

HOW DID THE U.S. EQUITY PORTION OF THE FUND PERFORM?

                 PATRICK O'HARE: Although the Fund's U.S. equity sector allocation underperformed the S&P 500 Index, we did better than the sector's benchmark, the Lipper Large-Cap Growth Funds category. It was a very difficult year for growth stocks, because the combination of low corporate spending, terrorism, questionable accounting practices, and poor earnings made investors question whether growth stocks can deliver future earnings growth. This was especially true in telecommunications and technology; but, in these sectors, the Fund's tax sensitivity helped because we were willing to sell falling stocks and realize the tax loss.

                 THE LIPPER LARGE-CAP GROWTH FUNDS CATEGORY TRACKS THE TOTAL RETURN PERFORMANCE OF ALL LARGE-CAPITALIZATION GROWTH FUNDS, REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

                 THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

6

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

WHERE WAS THE FUND FOCUSED WITHIN THE U.S. EQUITY MARKET?

                 PATRICK O'HARE: The biggest contributor to performance turned out to be the stocks that we didn't own. We were underweight in telecommunications and, within that group, we avoided wireless stocks and generally had good stock selection. Our lack of exposure to utilities was also a net plus; we didn't own Enron, Dynegy, or some of the other companies that made headlines.

                 We benefited from our holdings in consumer staples and consumer-discretionary stocks, because consumer spending held up throughout the recession. Unfortunately, these gains were offset by losses in technology and telecommunications equipment companies.

WHAT'S YOUR OUTLOOK, MOVING FORWARD?

                 PATRICK O'HARE: Terrorism, geopolitical events, and financial improprieties have combined to make investors unwilling to look ahead to the period of better corporate earnings that we anticipate, given improving economic data. We have yet to see better, higher-quality earnings show up in quarterly corporate reports. However, we believe that we'll look back on this period as a buying opportunity, and we're focusing on companies with reasonable debt levels and transparency in earnings that could potentially benefit from the expected uptick in corporate spending.

                 CLIFF GLADSON: On the tax-free bond side, we have a positive outlook. It is our intention to continue to grind out income and offset equity market volatility. We think the Fund represents a great opportunity for tax-sensitive investors, and we thank you, the shareholders, for your continued confidence in us.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

-------------------------------------------------------------------------------------
                         TAX-EXEMPT SECURITIES
                            TOP 5 HOLDINGS
                          (% of Net Assets)
-------------------------------------------------------------------------------------
 Michigan - Hospital Finance Auth. RB, Series 1999A (Ascension Hospital)      4.8%

 Wisconsin - Univ. of Wisconsin Hospitals and Clinics Auth. RB, Series 2000   3.2%

 Connecticut - Mashantucket (Western) Pequot Tribe RB, Series 1997B           2.9%

 Texas - Lewisville RB, Series 1998B                                          2.8%

 Rhode Island - Housing and Mortgage Finance Corp. SFH RB, Series 15-A        2.6%

-----------------------------------------------------
                   TOP 10 INDUSTRIES
                   (% of Net Assets)
-----------------------------------------------------
 Hospitals                                  15.0%

 General Obligation                          6.8%

 Pharmaceuticals                             6.6%

 Diversified Financial Services              6.3%

 Education                                   4.8%

 Water/Sewer Utility                         4.4%

 Semiconductors                              4.3%

 Casinos & Gaming                            2.9%

 Integrated Oil & Gas                        2.9%

 Real Estate Tax/Fee                         2.8%
-----------------------------------------------------

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-17.

8

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

-----------------------------------
      TOP 5 EQUITY HOLDINGS
        (% of Net Assets)
-----------------------------------
Microsoft Corp.              2.3%

Intel Corp.                  2.2%

Texas Instruments, Inc.      2.2%

Citigroup, Inc.              2.0%

Cisco Systems, Inc.          1.8%
-----------------------------------

            ASSET ALLOCATION
                5/31/02

                [CHART]

Tax-Exempt Money Market Instruments       1.5%
Blue Chip Stocks                         47.5%
Tax-Exempt Bonds                         52.9%

  PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-17.

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA GROWTH AND TAX STRATEGY FUND

                 The following per share information describes the federal tax treatment of distributions made during the fiscal year ended May 31, 2002. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2003.


                         Tax-exempt income                 $.3807
                         Ordinary income*                   .0643
                                                           ------
                         Total                             $.4450
                                                           ======


                 100% of ordinary income distributions qualifies for deduction by corporations.

                 *INCLUDES DISTRIBUTION OF SHORT-TERM CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.

10

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]
 KPMG

THE SHAREHOLDERS AND BOARD OF TRUSTEES

                 USAA GROWTH AND TAX STRATEGY FUND

                 We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Growth and Tax Strategy Fund, a series of the USAA Investment Trust, as of May 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in
                 Note 9 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Growth and Tax Strategy Fund as of May 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                   /s/KPMG LLP


                 San Antonio, Texas
                 July 5, 2002

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

   PRINCIPAL                                                                                        MARKET
      AMOUNT                                                       COUPON                            VALUE
       (000)    SECURITY                                             RATE           MATURITY         (000)
----------------------------------------------------------------------------------------------------------
                TAX-EXEMPT SECURITIES (54.4%)

                TAX-EXEMPT BONDS (52.9%)

                ALABAMA (2.5%)
     $ 4,700    Baldwin County Health Care Auth. RB,
                  Series 1998                                        5.75%         4/01/2027       $ 3,983
       1,000    Univ. of Alabama at Birmingham Hospital RB,
                  Series 2000A (INS)(2)                              5.88          9/01/2031         1,042

                ARKANSAS (1.3%)
       2,500    Conway Health Facilities Board Hospital RB,
                  Series 1999A                                       6.40          8/01/2029         2,585

                CALIFORNIA (1.9%)
       4,000    State Univ. RB, Series 2002A (INS)(1)                5.13         11/01/2026         3,994

                CONNECTICUT (4.0%)
       2,500    Development Auth. First Mortgage RB,
                  Series 1997                                        5.80          4/01/2021         2,266
       6,000    Mashantucket (Western) Pequot Tribe RB,
                  Series 1997B(d)                                    5.75          9/01/2027         5,903

                GEORGIA (2.3%)
       4,500    Atlanta Airport RB, Series 2000A (INS)(4)            5.60          1/01/2030         4,650

                ILLINOIS (1.5%)
       5,500    Health Facilities Auth. RB, Series 1996
                  (Mercy Hospital)                                   6.38          1/01/2015         3,052

                INDIANA (1.3%)
       2,500    LaPorte County Hospital Auth. RB, (PRE)              6.00          3/01/2023         2,625

                LOUISIANA (1.3%)
       2,500    Local Government Environmental Facilities and
                  Community Development Auth. RB, (INS)(3)           6.55          9/01/2025         2,677

12

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

   PRINCIPAL                                                                                        MARKET
      AMOUNT                                                       COUPON                            VALUE
       (000)    SECURITY                                             RATE           MATURITY         (000)
----------------------------------------------------------------------------------------------------------
                MAINE (1.5%)
     $ 3,000    Health and Higher Educational Facilities
                 Auth. RB, Series 2000C (INS)(5)                     5.75%         7/01/2030       $ 3,098

                MARYLAND (0.5%)
       1,000    Baltimore Water Project RB,
                 Series 2002A (INS)(4)                               5.00          7/01/2027           983

                MASSACHUSETTS (0.7%)
       1,500    Pittsfield GO, Series 2002 (INS)(2)                  5.00          4/15/2019         1,514

                MICHIGAN (8.8%)
       4,000    Detroit Sewage Disposal RB,
                 Series 1999A (INS)(4)                               5.75          7/01/2026         4,496
       4,000    Hospital Finance Auth. RB, Series 1996               6.25         10/01/2027         3,585
       9,500    Hospital Finance Auth. RB, Series 1999A
                 (Ascension Hospital)                                6.13         11/15/2026         9,940

                NEW YORK (7.0%)
       2,470    Dormitory Auth. RB, Series 2002B,
                 (Columbia University)(a)                            5.00          7/01/2022         2,465
       4,000    Metropolitan Transportation Auth. RB,
                 Series 2000A                                        6.00          4/01/2030         4,322
       2,690    New York City GO, Series 2000A                       6.00          5/15/2020         2,869
         810    New York City GO, Series 2001B                       5.00         12/01/2016           806
       4,000    New York City GO, Series 2002G(a)                    5.25          6/01/2022         3,959

                OREGON (2.4%)
       5,000    Department Administration Services COP MLO,
                 Series 2001B (INS)(1)                               5.00          5/01/2021         5,013

                PENNSYLVANIA (0.8%)
       1,545    Philadelphia Gas Works RB, 14th Series (PRE)         6.38          7/01/2026         1,650

                RHODE ISLAND (2.6%)
       5,200    Housing and Mortgage Finance Corp. SFH RB,
                 Series 15-A                                         6.85         10/01/2024         5,420

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

   PRINCIPAL                                                                                        MARKET
      AMOUNT                                                       COUPON                            VALUE
       (000)    SECURITY                                             RATE           MATURITY         (000)
----------------------------------------------------------------------------------------------------------
                TEXAS (8.5%)
     $ 3,410    Fort Worth Higher Education Finance Corp. RB,
                 Series 1997A                                        6.00%        10/01/2016       $ 3,455
       5,675    Lewisville RB, Series 1998B (INS)(3)                 5.80          9/01/2025         5,678
      30,270    Northwest Independent School District GO,
                 Series 1997 (NBGA)(c)                               6.38          8/15/2032         4,721
       3,420    San Antonio Water System RB,
                 Series 2002A (INS)(5)                               5.50          5/15/2018         3,612

                UTAH (0.8%)
       1,710    Intermountain Power Agency RB,
                 Series 1996D                                        5.00          7/01/2021         1,662

                WISCONSIN (3.2%)
       6,030    Univ. of Wisconsin Hospitals and Clinics
                  Auth. RB, Series 2000 (INS)(5)                     6.13          4/01/2021         6,561
                                                                                                  --------
                Total tax-exempt bonds (cost: $107,198)                                            108,586
                                                                                                  --------

                TAX-EXEMPT MONEY MARKET INSTRUMENTS (1.5%)

                GEORGIA (1.4%)
       2,800    Hapeville IDA RB, Series 1985 (LOC)(b)               1.65         11/01/2015         2,800

                LOUISIANA (0.1%)
         200    Public Facilities Auth. MFH RB,
                 Series 1991 (NBGA)(b)                               1.65          7/01/2007           200
                                                                                                  --------
                Total tax-exempt money market instruments
                 (cost: $3,000)                                                                      3,000
                                                                                                  --------

                Total tax-exempt securities (cost: $110,198)                                      $111,586
                                                                                                  ========

14

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

                                                                                           MARKET
    NUMBER                                                                                  VALUE
 OF SHARES    SECURITY                                                                      (000)
-------------------------------------------------------------------------------------------------
              BLUE CHIP STOCKS (47.5%)

              ADVERTISING (0.8%)
    19,600    Omnicom Group, Inc.                                                        $  1,693
                                                                                         --------

              AEROSPACE & DEFENSE (1.4%)
    31,700    Boeing Co.                                                                    1,352
    20,600    United Technologies Corp.                                                     1,419
                                                                                         --------
                                                                                            2,771
                                                                                         --------

              AUTOMOBILE MANUFACTURERS (0.4%)
    46,151    Ford Motor Co.                                                                  815
                                                                                         --------

              BANKS (0.2%)
    12,300    Bank One Corp.                                                                  500
                                                                                         --------

              BREWERS (0.9%)
    34,800    Anheuser-Busch Companies, Inc.                                                1,796
                                                                                         --------

              BROADCASTING & CABLE TV (0.6%)
    21,600    Clear Channel Communications, Inc.*                                           1,150
                                                                                         --------

              BUILDING PRODUCTS (0.2%)
     6,700    American Standard Companies, Inc. *                                             506
                                                                                         --------

              COMPUTER HARDWARE (0.5%)
    39,900    Dell Computer Corp. *                                                         1,071
                                                                                         --------

              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    21,200    Caterpillar, Inc.                                                             1,108
                                                                                         --------

              CONSUMER FINANCE (0.3%)
    14,400    MBNA Corp.                                                                      521
                                                                                         --------

              DATA PROCESSING SERVICES (0.9%)
    25,200    Concord EFS, Inc. *                                                             788
    13,200    First Data Corp.                                                              1,045
                                                                                         --------
                                                                                            1,833
                                                                                         --------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

                                                                                           MARKET
    NUMBER                                                                                  VALUE
 OF SHARES    SECURITY                                                                      (000)
-------------------------------------------------------------------------------------------------
              DIVERSIFIED FINANCIAL SERVICES (6.3%)
    34,800    American Express Co.                                                       $  1,480
    14,332    Bear Stearns Companies, Inc.                                                    861
    93,500    Citigroup, Inc.                                                               4,037
    41,440    J. P. Morgan Chase & Co.                                                      1,490
    43,800    Morgan Stanley Dean Witter & Co.                                              1,991
    64,600    State Street Corp.                                                            3,001
                                                                                         --------
                                                                                           12,860
                                                                                         --------

              GENERAL MERCHANDISE STORES (2.7%)
    51,400    Target Corp.                                                                  2,131
    61,000    Wal-Mart Stores, Inc.                                                         3,300
                                                                                         --------
                                                                                            5,431
                                                                                         --------

              HEALTH CARE DISTRIBUTORS & SERVICES (0.8%)
     7,200    Cardinal Health, Inc.                                                           479
    56,600    IMS Health, Inc.                                                              1,191
                                                                                         --------
                                                                                            1,670
                                                                                         --------

              HEALTH CARE EQUIPMENT (1.1%)
    34,200    Medtronic, Inc.                                                               1,578
    17,860    Zimmer Holdings, Inc. *                                                         625
                                                                                         --------
                                                                                            2,203
                                                                                         --------

              HOME IMPROVEMENT RETAIL (0.8%)
    37,200    Home Depot, Inc.                                                              1,551
                                                                                         --------

              HOUSEHOLD PRODUCTS (1.2%)
    28,400    Colgate-Palmolive Co.                                                         1,539
    11,100    Procter & Gamble Co.                                                            994
                                                                                         --------
                                                                                            2,533
                                                                                         --------

              INDUSTRIAL CONGLOMERATES (1.7%)
   114,600    General Electric Co.                                                          3,569
                                                                                         --------

16

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

                                                                                           MARKET
    NUMBER                                                                                  VALUE
 OF SHARES    SECURITY                                                                      (000)
-------------------------------------------------------------------------------------------------
              INDUSTRIAL MACHINERY (0.3%)
     3,800    SPX Corp. *                                                                $    522
                                                                                         --------

              INFORMATION TECHNOLOGY CONSULTING & SERVICES (0.8%)
    29,000    Affiliated Computer Services, Inc. "A" *                                      1,614
                                                                                         --------

              INTEGRATED OIL & GAS (2.9%)
    30,800    ChevronTexaco Corp.                                                           2,687
    79,208    Exxon Mobil Corp.                                                             3,163
                                                                                         --------
                                                                                            5,850
                                                                                         --------

              INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
    86,500    SBC Communications, Inc.                                                      2,966
                                                                                         --------

              MOVIES & ENTERTAINMENT (1.8%)
    63,779    Viacom, Inc. "B" *                                                            3,123
    21,300    Walt Disney Co.                                                                 488
                                                                                         --------
                                                                                            3,611
                                                                                         --------

              NETWORKING EQUIPMENT (1.8%)
   233,600    Cisco Systems, Inc. *                                                         3,686
                                                                                         --------

              OIL & GAS DRILLING (0.3%)
    18,300    Transocean Sedco Forex, Inc.                                                    698
                                                                                         --------

              PHARMACEUTICALS (6.6%)
    19,000    Abbott Laboratories                                                             903
    73,600    Bristol-Myers Squibb Co.                                                      2,290
    13,800    Johnson & Johnson, Inc.                                                         847
    32,100    Merck & Co., Inc.                                                             1,833
    60,000    Pfizer, Inc.                                                                  2,076
    80,000    Pharmacia Corp.                                                               3,455
    40,000    Wyeth                                                                         2,220
                                                                                         --------
                                                                                           13,624
                                                                                         --------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

                                                                                           MARKET
    NUMBER                                                                                  VALUE
 OF SHARES    SECURITY                                                                      (000)
-------------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (1.5%)
    82,000    Allstate Corp.                                                             $  3,155
                                                                                         --------

              SEMICONDUCTOR EQUIPMENT (0.7%)
    38,400    Applied Materials, Inc. *                                                       852
    13,900    Novellus Systems, Inc.                                                          590
                                                                                         --------
                                                                                            1,442
                                                                                         --------

              SEMICONDUCTORS (4.3%)
   160,000    Intel Corp.                                                                   4,419
   154,000    Texas Instruments, Inc.                                                       4,415
                                                                                         --------
                                                                                            8,834
                                                                                         --------

              SOFT DRINKS (1.5%)
    60,500    PepsiCo, Inc.                                                                 3,145
                                                                                         --------

              SYSTEMS SOFTWARE (2.3%)
    92,400    Microsoft Corp. *                                                             4,704
                                                                                         --------
              Total blue chip stocks (cost: $60,443)                                       97,432
                                                                                         --------

              TOTAL INVESTMENTS (COST: $170,641)                                         $209,018
                                                                                         ========

18

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets.

                 PORTFOLIO DESCRIPTION ABBREVIATIONS

                 COP        Certificate of Participation
                 GO         General Obligation
                 IDA        Industrial Development Authority
                 MFH        Multi-Family Housing
                 MLO        Municipal Lease Obligation
                 RB         Revenue Bond
                 SFH        Single-Family Housing

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

                 (PRE)      Prerefunded to a date prior to maturity.
                 (LOC)      Enhanced by a bank letter of credit.
                 (NBGA)     Enhanced by a nonbank guarantee agreement.
                 (INS)      Scheduled principal and interest payments are
                            insured by:
                            (1) AMBAC Financial Group, Inc.
                            (2) MBIA
                            (3) ACA Financial Guaranty Corp.
                            (4) Financial Guaranty Insurance Co.
                            (5) Financial Security Assurance Holdings Ltd.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) At May 31, 2002, the cost of securities purchased on a delayed-delivery basis, including when-issued securities, was $6,388,000.

                 (b) Variable rate demand notes (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 (c) Zero-coupon security - the rate represents the effective yield at date of purchase. At May 31, 2002, this security represented 2.3% of the Fund's net assets.

                 (d) Security is not registered under the Securities Act of
                     1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Trustees.

                 * Non-income-producing security.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

ASSETS

  Investments in securities, at market value (identified cost of $170,641)        $209,018
  Cash                                                                                  22
  Receivables:
     Capital shares sold                                                                68
     USAA Transfer Agency Company                                                        9
     Dividends and interest                                                          1,410
     Securities sold                                                                 1,109
                                                                                  --------
          Total assets                                                             211,636
                                                                                  --------
LIABILITIES

  Securities purchased                                                               6,388
  Capital shares redeemed                                                                6
  USAA Investment Management Company                                                    87
  Accounts payable and accrued expenses                                                 47
                                                                                  --------
          Total liabilities                                                          6,528
                                                                                  --------
          Net assets applicable to capital shares outstanding                     $205,108
                                                                                  ========

REPRESENTED BY:

  Paid-in capital                                                                 $180,752
  Accumulated undistributed net investment income                                    1,004
  Accumulated net realized loss on investments                                     (15,025)
  Net unrealized appreciation of investments                                        38,377
                                                                                  --------
         Net assets applicable to capital shares outstanding                      $205,108
                                                                                  ========
  Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                  14,412
                                                                                  ========
  Net asset value, redemption price, and offering price per share                  $ 14.23
                                                                                  ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                 of OPERATIONS
                 (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
Year ended May 31, 2002

NET INVESTMENT INCOME
  Income:
     Dividends                                                                 $  1,188
     Interest                                                                     6,684
                                                                               --------
         Total income                                                             7,872
                                                                               --------
  Expenses:
     Management fees                                                              1,104
     Administrative and servicing fees                                              272
     Transfer agent's fees                                                          241
     Custodian's fees                                                                73
     Postage                                                                          8
     Shareholder reporting fees                                                      30
     Trustees' fees                                                                   5
     Registration fees                                                               27
     Professional fees                                                               46
     Other                                                                           16
                                                                               --------
         Total expenses                                                           1,822
     Expenses paid indirectly                                                       (28)
                                                                               --------
         Net expenses                                                             1,794
                                                                               --------
             Net investment income                                                6,078
                                                                               --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS

     Net realized loss                                                           (9,859)
     Change in net unrealized appreciation/depreciation                         (13,873)
                                                                               --------
             Net realized and unrealized loss                                   (23,732)
                                                                               --------
Decrease in net assets resulting from operations                               $(17,654)
                                                                               ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

S T A T E M E N T S
===================-------------------------------------------------------------
                 of Changes in NET ASSETS
                 (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
Years ended May 31,

FROM OPERATIONS                                                         2002                2001
                                                                     ----------------------------
  Net investment income                                              $  6,078            $  7,446
  Net realized loss on investments                                     (9,859)             (5,041)
  Change in net unrealized appreciation/depreciation
     of investments                                                   (13,873)            (16,556)
                                                                     ----------------------------
        Decrease in net assets resulting
          from operations                                             (17,654)            (14,151)
                                                                     ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                                (6,590)             (7,305)
                                                                     ----------------------------

FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold                                             9,312              14,180
  Reinvested dividends                                                  5,881               6,542
  Cost of shares redeemed                                             (24,654)            (24,045)
                                                                     ----------------------------
     Decrease in net assets from
       capital share transactions                                      (9,461)             (3,323)
                                                                     ----------------------------
Net decrease in net assets                                            (33,705)            (24,779)

NET ASSETS

  Beginning of period                                                 238,813             263,592
                                                                     ----------------------------
  End of period                                                      $205,108            $238,813
                                                                     ============================

Accumulated undistributed net investment income:

  End of period                                                      $  1,004          $    1,516
                                                                     ============================

CHANGE IN SHARES OUTSTANDING

  Shares sold                                                             623                 840
  Shares issued for dividends reinvested                                  399                 395
  Shares redeemed                                                      (1,657)             (1,438)
                                                                     ----------------------------
     Decrease in shares outstanding                                      (635)               (203)
                                                                     ============================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

                 USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund). The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

                   A. SECURITY VALUATION - The value of each security is
                      determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                      1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange.

                      2. Over-the-counter securities are priced at the last
                         sales price or, if not available, at the average of the bid and asked prices.

                      3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                      4. Other debt and government securities are valued each
                         business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities

24

N O T E S
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          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

                         based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                      5. Securities that cannot be valued by the methods set
                         forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Trust's Board of Trustees.

                   B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

                      Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and unrealized gains on investments in passive foreign investment companies; and the tax deferral of losses on "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

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          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

                      The tax character of distributions paid during the years ended May 31, 2002 and 2001, was as follows:

                                                        2002           2001
                      ----------------------------------------------------------
                      Ordinary income               $ 1,264,000    $   900,000
                      Long-term capital gains                 -              -
                      Tax-exempt income               5,326,000      6,405,000

                      As of May 31, 2002, the components of net assets representing distributable earnings on a tax basis were as follows:

                      Undistributed ordinary income                $    152,000
                      Accumulated net realized loss on investments  (14,997,000)
                      Undistributed tax-exempt income                   852,000
                      Unrealized appreciation                        38,349,000


                   C. INVESTMENTS IN SECURITIES - Security transactions are
                      accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities.

                   D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended May 31, 2002, custodian fee offset arrangements reduced expenses by $28,000.

                   E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

26

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          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

                 The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

                 Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended May 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

                 Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $14,998,000, which will expire between 2008 and 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

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          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

                 Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2002, were $69,280,000 and $78,982,000, respectively.

                 The cost of securities at May 31, 2002, for federal income tax purposes, was $170,669,000.

                 Gross unrealized appreciation and depreciation of investments as of May 31, 2002, for federal income tax purposes, were $42,274,000 and $3,925,000, respectively.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                   A. MANAGEMENT FEES - The Manager carries out the Fund's
                      investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

                      Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index, which tracks the total return performance of the top 30 largest funds in the Lipper Balanced Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous

28

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          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

                      36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                      The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:


OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------
+/-0.20% to 0.50%                  +/- 0.04%
+/-0.51% to 1.00%                  +/- 0.05%
+/-1.01% and greater               +/- 0.06%


(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                   B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets.

                   C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                      d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23.50 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $28.50.

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          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

                   D. UNDERWRITING SERVICES - The Manager provides exclusive
                      underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

                 Effective for the fiscal year ending May 31, 2003, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditor and voted to appoint Ernst & Young LLP. KPMG has served as the Fund's independent auditor since the Fund's inception on January 11, 1989. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. During the periods that KPMG served as the Fund's independent auditor, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

(8) SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

                 On June 26, 2002, the Trust's Board of Trustees (the Board) approved proposals by the Manager to restructure the manner in which the Fund's assets are managed by having one or more subadvisers directly manage the Fund's investments in equity securities, subject to oversight

30

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          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

                 by the Manager and the Board. The Board terminated the existing investment advisory agreement between the Fund and the Manager (Former Agreement) and approved both a new interim investment advisory agreement with the Manager (Interim Agreement) and an interim investment subadvisory agreement (Interim Subadvisory Agreement) between the Manager and Dresdner RCM Global Investors LLC (Dresdner). These interim agreements took effect on June 28, 2002.

                 Under the Interim Agreement, the Manager serves as manager and investment adviser for the Fund and provides portfolio management oversight of the portion of the Fund's assets managed by Dresdner, rather than directly managing this portion of the Fund's assets. The Manager continues to directly manage the non-equity portions of the Fund's assets. The Fund pays the Manager the same management fee under the Interim Agreement that it paid under the Former Agreement. Under the Interim Subadvisory Agreement, Dresdner directs the investment and reinvestment of the Fund's assets (as allocated by the Manager). The Manager (not the Fund) pays Dresdner a subadvisory fee.

                 The Interim Agreement and the Interim Subadvisory Agreement typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders to approve a new investment advisory agreement (Proposed Agreement) between the Fund and the Manager and an investment subadvisory agreement (Subadvisory Agreement) between the Manager and Dresdner. The Proposed Agreement and Subadvisory Agreement will be submitted to shareholders of the Fund at a meeting that is expected to be held in the fall of 2002.

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          to FINANCIAL Statements
          (continued)

USAA GROWTH AND TAX STRATEGY FUND
May 31, 2002

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                 YEAR ENDED MAY 31,
                                                         ----------------------------------------------------------------
                                                             2002          2001          2000          1999          1998
                                                         ----------------------------------------------------------------
Net asset value at
    beginning of period                                  $  15.87      $  17.28      $  16.66      $  16.31      $  15.14
                                                         ----------------------------------------------------------------
Income (loss) from investment
    operations:
    Net investment income                                     .41           .49           .48           .47           .50
    Net realized and
      unrealized gain (loss)                                (1.60)        (1.42)          .61           .96          1.72
                                                         ----------------------------------------------------------------
Total from investment operations                            (1.19)         (.93)         1.09          1.43          2.22
                                                         ----------------------------------------------------------------
Less distributions:
    From net investment income                               (.45)         (.48)         (.47)         (.48)         (.51)
    From capital gains                                          -             -             -          (.60)         (.54)
                                                         ----------------------------------------------------------------
Total distributions                                          (.45)         (.48)         (.47)        (1.08)        (1.05)
                                                         ----------------------------------------------------------------
Net asset value at end of period                         $  14.23      $  15.87      $  17.28      $  16.66      $  16.31
                                                         ================================================================
Total return (%)*                                           (7.59)        (5.47)         6.62          9.10         15.26
Net assets at end of period (000)                        $205,108      $238,813      $263,592      $252,442      $229,404
Ratio of expenses to
    average net assets (%)                                    .83(a)        .70(a)        .71           .69           .71
Ratio of net investment income
    to average net assets (%)                                2.75          2.91          2.80          2.89          3.22
Portfolio turnover (%)                                      31.81         35.69         66.43         63.42         65.58

 * Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement. If the custodian fee credit were excluded from the calculation, the expense ratio for each period would have been reduced as follows:

                                                             (.02%)        (.01%)         N/A           N/A           N/A

32

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors and six officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company
                 (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
                 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

                                                                              33
 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Date of Birth: November 1946

                 President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA IMCO, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS (2)
                 Director, President, and Vice Chairman of the Board of
                 Directors
                 Date of Birth: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

34

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN (3, 4, 5, 6)
                 Director
                 Date of Birth: June 1945

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D. (3, 4, 5, 6)
                 Director
                 Date of Birth: July 1946

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR (3, 4, 5, 6)
                 Director
                 Date of Birth: August 1945

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr.
                 Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 LAURA T. STARKS, PH.D. (3, 4, 5, 6)
                 Director
                 Date of Birth: February 1950

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER (2, 3, 4, 5, 6)
                 Director
                 Date of Birth: July 1943

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

36

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Date of Birth: November 1950

                 Vice President, Fixed Income Investments, IMCO (12/99-present); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 STUART WESTER
                 Vice President
                 Date of Birth: June 1947

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 MICHAEL D. WAGNER
                 Secretary
                 Date of Birth: July 1948

                 Senior Vice President, CAPCO General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

                 MARK S. HOWARD
                 Assistant Secretary
                 Date of Birth: October 1963

                 Senior Vice President, Securities Counsel & Compliance, IMCO (1/02- present); Vice President, Securities Counsel & Compliance, IMCO

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98- 7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 DAVID M. HOLMES
                 Treasurer
                 Date of Birth: June 1960

                 Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Date of Birth: November 1960

                 Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

38

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42

N O T E S
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                   TRUSTEES     Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

             ADMINISTRATOR,     USAA Investment Management Company
        INVESTMENT ADVISER,     9800 Fredericksburg Road
               UNDERWRITER,     San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT     USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                  CUSTODIAN     State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

       INDEPENDENT AUDITORS     KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                  TELEPHONE     Call toll free - Central Time
           ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL     1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT     For account servicing, exchanges,
               MUTUAL FUNDS     or redemptions
                                1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL     24-hour service (from any phone)
          FUND PRICE QUOTES     1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND     (from touch-tone phones only)
          USAA TOUCHLINE(R)     For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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[LOGO]             9800 Fredericksburg Road                      -----------
USAA(R)            San Antonio, Texas 78288                       PRSRT STD
                                                                     U.S.
                                                                   Postage
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